Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated March 9, 2023
to the Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Large Core Growth Fund
At a meeting of the Board of Directors (the “Board”) of Penn Series Funds, Inc. (the “Company”) held on February 22, 2023 (the “Meeting”), Penn Mutual Asset Management, LLC (the “Adviser”) recommended, and the Board approved, the appointment of Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust, as the new investment sub‑adviser for the Large Core Growth Fund (the “Fund”). DIFA will begin managing the Fund on a day‑to‑day basis on May 1, 2023. Accordingly, all references in the Fund’s Prospectus to Morgan Stanley Investment Management Inc. as the sub‑adviser to the Fund are hereby deleted effective May 1, 2023.
The Fund’s variable annuity contract owners and variable life insurance policy holders are not required to take any action with respect to the Fund’s change in sub‑adviser. The Company and the Adviser have received an order from the Securities and Exchange Commission that permits the Adviser, subject to the approval of the Board, to hire and terminate investment sub‑advisers without shareholder approval. Variable annuity contract owners and variable life insurance policy holders will receive an Information Statement that provides additional information about DIFA on or about May 27, 2023.
In connection with DIFA’s appointment as sub‑adviser for the Fund, the Board also approved (1) changes to the Fund’s investment objective and principal investment strategies and (2) a reduction in the advisory fee paid to PMAM by the Fund from 0.60% to 0.58% of the Fund’s average daily net assets. Additional detail about these changes and DIFA is set forth below.
1. Investment Objective Change
The sentence under the heading “Investment Objective” in the “Fund Summary” section is hereby deleted and replaced in its entirety with the following:
The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to provide growth of capital.
2. Reduced Advisory Fee
The fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in the Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.58%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.87%
*
The Fund’s Investment Advisory Fees were reduced effective May 1, 2023. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the new reduced Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, which (i) reflect the prior Investment Advisory Fee rate and (ii) reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
3. Principal Investment Strategy Change
The description of the Fund’s principal investment strategies under the heading “Principal Investment Strategy” in the Fund’s “Fund Summary” section is hereby deleted and replaced in its entirety by the description below.
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization growth-oriented U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Sub‑Adviser believes are likely to grow faster than the economy.
The Sub‑Adviser emphasizes a bottom‑up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub‑Adviser typically invests in companies it believes possess a structural competitive advantage or durable market leadership position.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the potential for substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Sub‑Adviser’s process for selecting stocks utilizes fundamental analysis and quantitative analysis during the research process.
From a quantitative standpoint, the Sub‑Adviser focuses on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Sub‑Adviser’s fundamental research seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50). While the Fund’s sector and industry exposure is expected to vary over time, the Adviser anticipates that the Fund will have significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, the Sub‑Adviser may sell a security when, in the Sub‑Adviser’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Sub‑Adviser also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Sub‑Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
4. Principal Risk Changes
The descriptions of the Fund’s principal risks under the heading “Principal Risks of Investing” in the Fund’s “Fund Summary” section are hereby deleted and replaced in their entirety by the descriptions set forth below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, the Adviser anticipates that the Fund will have significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
LIBOR Risk. The risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate bonds, asset-backed securities, and bank loans. In July 2017, the head of the United Kingdom Financial Conduct Authority, the agency that oversees LIBOR, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In November 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The transition away from LIBOR poses a number of other risks, including changed values of
LIBOR‑related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
Foreign Exposure Risk. The Fund may invest in companies that have indirect exposure to foreign markets through their international operations. The Fund’s exposure to foreign markets is subject to additional risks in comparison to U.S. markets, including currency fluctuations, adverse political (including geopolitical), social and economic developments, changes in foreign regulations, tariffs and trade disputes, and other risks inherent to international business.
Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Large Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PENN SERIES FUNDS, INC.
Supplement dated March 9, 2023
to the Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Large Core Growth Fund
At a meeting of the Board of Directors (the “Board”) of Penn Series Funds, Inc. (the “Company”) held on February 22, 2023 (the “Meeting”), Penn Mutual Asset Management, LLC (the “Adviser”) recommended, and the Board approved, the appointment of Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust, as the new investment sub‑adviser for the Large Core Growth Fund (the “Fund”). DIFA will begin managing the Fund on a day‑to‑day basis on May 1, 2023. Accordingly, all references in the Fund’s Prospectus to Morgan Stanley Investment Management Inc. as the sub‑adviser to the Fund are hereby deleted effective May 1, 2023.
The Fund’s variable annuity contract owners and variable life insurance policy holders are not required to take any action with respect to the Fund’s change in sub‑adviser. The Company and the Adviser have received an order from the Securities and Exchange Commission that permits the Adviser, subject to the approval of the Board, to hire and terminate investment sub‑advisers without shareholder approval. Variable annuity contract owners and variable life insurance policy holders will receive an Information Statement that provides additional information about DIFA on or about May 27, 2023.
In connection with DIFA’s appointment as sub‑adviser for the Fund, the Board also approved (1) changes to the Fund’s investment objective and principal investment strategies and (2) a reduction in the advisory fee paid to PMAM by the Fund from 0.60% to 0.58% of the Fund’s average daily net assets. Additional detail about these changes and DIFA is set forth below.
1. Investment Objective Change
The sentence under the heading “Investment Objective” in the “Fund Summary” section is hereby deleted and replaced in its entirety with the following:
The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to provide growth of capital.
2. Reduced Advisory Fee
The fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in the Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.58%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.87%
*
The Fund’s Investment Advisory Fees were reduced effective May 1, 2023. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the new reduced Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, which (i) reflect the prior Investment Advisory Fee rate and (ii) reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
3. Principal Investment Strategy Change
The description of the Fund’s principal investment strategies under the heading “Principal Investment Strategy” in the Fund’s “Fund Summary” section is hereby deleted and replaced in its entirety by the description below.
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization growth-oriented U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Sub‑Adviser believes are likely to grow faster than the economy.
The Sub‑Adviser emphasizes a bottom‑up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub‑Adviser typically invests in companies it believes possess a structural competitive advantage or durable market leadership position.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the potential for substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Sub‑Adviser’s process for selecting stocks utilizes fundamental analysis and quantitative analysis during the research process.
From a quantitative standpoint, the Sub‑Adviser focuses on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Sub‑Adviser’s fundamental research seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50). While the Fund’s sector and industry exposure is expected to vary over time, the Adviser anticipates that the Fund will have significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, the Sub‑Adviser may sell a security when, in the Sub‑Adviser’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Sub‑Adviser also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Sub‑Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
4. Principal Risk Changes
The descriptions of the Fund’s principal risks under the heading “Principal Risks of Investing” in the Fund’s “Fund Summary” section are hereby deleted and replaced in their entirety by the descriptions set forth below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, the Adviser anticipates that the Fund will have significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
LIBOR Risk. The risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate bonds, asset-backed securities, and bank loans. In July 2017, the head of the United Kingdom Financial Conduct Authority, the agency that oversees LIBOR, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In November 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The transition away from LIBOR poses a number of other risks, including changed values of
LIBOR‑related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
Foreign Exposure Risk. The Fund may invest in companies that have indirect exposure to foreign markets through their international operations. The Fund’s exposure to foreign markets is subject to additional risks in comparison to U.S. markets, including currency fluctuations, adverse political (including geopolitical), social and economic developments, changes in foreign regulations, tariffs and trade disputes, and other risks inherent to international business.
Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.